Summary Of Significant Accounting Policies (Goodwill And Trademark Balances) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012		May 29, 2011
Goodwill	$ 538.6		$ 517.1
Trademarks	464.9		454.0
The Capital Grille
Goodwill	401.8		402.1
Trademarks	147.0		147.0
LongHorn Steakhouse
Goodwill	49.5		49.8
Trademarks	307.0		307.0
Olive Garden
Goodwill	30.2	[1]	30.2	[1]
Red Lobster
Goodwill	35.0	[1]	35.0	[1]
Eddie Vs Prime Seafood
Goodwill	22.1		0
Trademarks	$ 10.9		$ 0

[1]	Goodwill related to Olive Garden and Red Lobster is associated with the RARE acquisition and the direct benefits derived by Olive Garden and Red Lobster as a result of the RARE acquisition.